Deferred benefits and gains	12 Months Ended
Dec. 31, 2021
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Deferred benefits and gains
46	Deferred benefits and gains

	2021	2020
	RMB million	RMB million
Maintenance rebates	485	531
Government grants	233	229
Others	7	9

	725	769